Commitments and contingencies (Details) € in Thousands, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 29, 2019 USD ($)	Dec. 14, 2017 EUR (€)	May 31, 2017	Mar. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jul. 31, 2015 EUR (€)
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters				1
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related charge					€ 77,200	€ 200,000
FCPA related payment | $	$ 231,700
Legal proceedings provision					€ 223,980
Foreign Corrupt Practices Act | Minimum
Commitments and contingencies
Independent compliance monitor period (in years)	2 years
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement fund				€ 220,000
Net litigation settlement expense recorded				€ 60,000
Acid Concentrate Products - Deceptive Practices
Commitments and contingencies
Number of plaintiffs				4
Hawaii Medicaid False Claims
Commitments and contingencies
Amount claimed against company							€ 8,000
Management of pharmaceuticals, including Velphoro
Commitments and contingencies
Litigation settlement by Davita Rx		€ 63,700
United States Attorney for the Middle District of Tennessee
Commitments and contingencies
Litigation settlement by Davita Rx		€ 63,700
Number of subsidiaries to which subpoenas were issued			2